Stock-Based Compensation - Schedule of Stock Option Activity (Details) - Stock Option [Member] - USD ($)			3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Dec. 31, 2025
Schedule of Stock Option Activity [Line Items]
Number of Options, Outstanding Balance	1,428,006		1,478,006	1,428,006
Weighted Average Exercise Price, Outstanding Balance	$ 4.4		$ 4.42	$ 4.4
Weighted Average Remaining Life In Years, Outstanding Balance			9 years 6 months	9 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding Balance			$ 856,804
Number of Options, Granted			50,000	1,428,006
Weighted Average Exercise Price, Granted			$ 5	$ 4.4
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Expired
Weighted Average Exercise Price, Expired
Number of Options, Forfeited
Weighted Average Exercise Price, Forfeited				$ 4.4
Number of Options, Exercisable as of ending	226,329		349,275	226,329
Weighted Average Exercise Price, Exercisable as of ending	$ 4.4		$ 4.49	$ 4.4
Weighted Average Remaining Life In Years, Exercisable as of ending			9 years 6 months	9 years 10 months 24 days
Aggregate Intrinsic Value, Exercisable as of ending	$ 135,798		$ 179,565	$ 135,798
Weighted Average Remaining Life In Years, Exercisable as of ending				9 years 8 months 12 days
Previously Reported [Member]
Schedule of Stock Option Activity [Line Items]
Aggregate Intrinsic Value, Outstanding Balance	$ 856,804			$ 856,804